Income Taxes (Details 3) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended		112 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Net income (loss) from operations before taxes	$ 122,899	$ (959,188)	$ (408,974)	$ (1,915,024)	$ (3,098,596)	$ (4,419,122)	$ (34,292,654)
As calculated at the statutory rate	(1,186)	(256,706)	(138,462)	(492,126)	(773,234)	(1,034,244)	(7,462,710)
Permanent differences	235,446	40	235,446	79	1,040	46,113	842,522
Change in valuation reserves	(234,260)	256,666	(96,984)	492,047	772,194	988,131	6,652,861
Provision for income taxes	0	0	0	0	0	0	32,673
Switzerland [Member]
Income Tax Disclosure [Line Items]
Net income (loss) from operations before taxes	312,843	(397,962)	83,321	(883,745)	(1,561,194)	(2,883,099)	(20,960,178)
As calculated at the statutory rate	56,767	(71,303)	15,759	(158,070)	(278,301)	(513,023)	(3,601,186)
Permanent differences	0	0	0	0	0	0	12,325
Change in valuation reserves	(56,767)	71,303	(15,759)	158,070	278,301	513,023	3,621,534
Provision for income taxes	$ 0	0	0	0	$ 0	0	32,673
Switzerland [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Statutory rate of tax	18.00%				18.00%
Switzerland [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Statutory rate of tax	8.50%				8.50%
South Africa [Member]
Income Tax Disclosure [Line Items]
Statutory rate of tax	28.00%				28.00%
Net income (loss) from operations before taxes	$ (122,324)	(157,520)	(258,310)	(384,174)	$ (616,550)	(234,099)	(10,152,768)
As calculated at the statutory rate	(34,286)	(44,106)	(72,327)	(107,569)	(172,634)	(65,548)	(2,842,775)
Permanent differences	71	40	71	79	1,040	46,113	830,197
Change in valuation reserves	34,215	44,066	72,256	107,490	171,594	19,435	2,012,578
Provision for income taxes	$ 0	0	0	0	$ 0	0	0
United States [Member]
Income Tax Disclosure [Line Items]
Statutory rate of tax	35.00%				35.00%
Net income (loss) from operations before taxes	$ (67,620)	(403,706)	(233,985)	(647,105)	$ (920,852)	(1,301,924)	(2,238,210)
As calculated at the statutory rate	(23,667)	(141,297)	(81,894)	(226,487)	(322,299)	(455,673)	(783,374)
Permanent differences	0	0	0	0	0	0	0
Change in valuation reserves	23,667	141,297	81,894	226,487	322,299	455,673	783,374
Provision for income taxes	$ 0	0	0	0	$ 0	0	0
Brazil [Member]
Income Tax Disclosure [Line Items]
Statutory rate of tax	25.00%				25.00%
Net income (loss) from operations before taxes	$ 0	0	0	0	$ 0	0	(941,498)
As calculated at the statutory rate	0	0	0	0	0	0	(235,375)
Permanent differences	235,375	0	235,375	0	0	0	0
Change in valuation reserves	(235,375)	0	(235,375)	0	0	0	235,375
Provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0